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                      NEW ENGLAND LIFE INSURANCE COMPANY
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                        ZENITH EXECUTIVE ADVANTAGE 2000

                      Supplement dated December 20, 2000
                                      to
                         Prospectus dated May 1, 2000

  For Policies issued in New Jersey:

  If you surrender the Policy in the first two Policy years, the refund of sales charges deducted on premiums paid in the first Policy year is not
                                                                    ---
available for policies issued in New Jersey.

  Please read this supplement and retain it with your prospectus for reference.

VL-155-00